Shareholder Report, Line Graph (Details) 193945_Innovator Premium Income 20 Barrier ETF - July_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jun. 30, 2023	Oct. 31, 2025
Innovator Premium Income 20 Barrier ETF® - July
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator Premium Income 20 Barrier ETF - July NAV
Accumulated Value	$ 11,030	$ 10,120	$ 10,000	$ 11,846
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	13,069	9,469	10,000	$ 15,873
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500
Accumulated Value	$ 12,820	$ 9,423	$ 10,000	$ 15,370